BETH BARBAN DORFSMAN
SENIOR VICE PRESIDENT AND DEPUTY GENERAL COUNSEL
DIRECT: 914.640.2421
FAX: 914.640.1676
beth_dorfsman@jny.com

April 27, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Jones Apparel Group, Inc. - Amendment No. 1 to Annual Report on Form 10-K

Ladies and Gentlemen:

On behalf of Jones Apparel Group, Inc. (the "Company"), enclosed for filing under the Securities and Exchange Act of 1934, as amended, is Amendment No. 1 to the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2006. The Company is filing this Amendment to include the information required by Part III of Form 10-K that was not included in the Annual Report on Form 10-K originally filed on February 26, 2007. As the Company will not file its definitive proxy statement within 120 days of the end of its fiscal year ended December 31, 2006, it will be unable to incorporate such Part III information by reference to the definitive proxy statement.

Very truly yours,

/s/ Beth Barban Dorfsman

Beth Barban Dorfsman
Senior Vice President and Deputy General Counsel

Enc.